Financial risk management - Sensitivity Analysis (Detail) € in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Derivative [Line Items]
Increase of interest rates (in percentage)	0.010
Decrease of interest rates (in percentage)	0.010
Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ 48.7	€ 18.6
Sensitivity analysis, impact of 1 percent point increase in interest rates	0.0	0.0
Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(21.4)	(6.6)
Sensitivity analysis, impact of 1 percent point increase in interest rates	43.8	45.9
US dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	65.3	51.5
US dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(7.2)	(6.9)
Japanese yen | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(16.6)	(32.9)
Japanese yen | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(0.1)	(2.2)
Taiwanese dollar | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Taiwanese dollar | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	(12.8)	(3.7)
Other currencies | Equity
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	0.0	0.0
Other currencies | Net income
Derivative [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro	€ (1.3)	€ 6.2